REVENUE RECOGNITION (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Revenue Recognition [Abstract]
Rebates	$ 2,943	$ 2,983
Chargebacks	1,219	1,273
Returns	473	506
Other	276	172
Sales reserves and allowances	$ 4,911	$ 4,934